Acquisitions - Schedule of Intangible Assets Acquisition (Details) (10-K) - USD ($) $ in Thousands	Sep. 26, 2020	Dec. 28, 2019	Dec. 29, 2018	Aug. 27, 2018	Jun. 28, 2018	Dec. 30, 2017
Goodwill	$ 26,277	$ 31,049	$ 32,061			$ 27,169
Key Resources, Inc [Member]
Goodwill				$ 3,347
Intangible assets				7,400
Key Resources, Inc [Member] | Trade Names [Member]
Intangible assets				1,000
Key Resources, Inc [Member] | Non-Compete [Member]
Intangible assets
Key Resources, Inc [Member] | Customer Relationships [Member]
Intangible assets				$ 6,400
Clement May, Limited [Member]
Goodwill					$ 1,545
Intangible assets					1,194
Clement May, Limited [Member] | Trade Names [Member]
Intangible assets					470
Clement May, Limited [Member] | Non-Compete [Member]
Intangible assets					273
Clement May, Limited [Member] | Customer Relationships [Member]
Intangible assets					$ 451